Employee benefit plans and compensation plans - Defined contribution plans - Non U.S and U.S. (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined contribution plans
Benefit plan expenses recognized	$ 5.8	$ 8.3	$ 7.6
SIHC 401(k) Plan
Defined contribution plans
Employer match, first level, percent	100.00%
Percentage of salary matched, first level, percent	6.00%
Matching contribution expense	$ 1.7	0.8	0.8
Variable contribution as percentage of salary	7.00%
IRS annual covered compensation limit	$ 0.3
IMG 401(k) Plan
Defined contribution plans
Employer match, first level, percent	100.00%
Percentage of salary matched, first level, percent	1.00%
Matching contribution expense	$ 0.7		0.6
Employer match, second level, percent	50.00%
Armada 401(k) Plan
Defined contribution plans
Discretionary matching contributions	$ 0.2	0.2	0.2
Minimum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level, percent	1.00%
Maximum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level, percent	6.00%
U.K.
Defined contribution plans
Employer contribution as percentage of employees' salary	12.00%
Belgium | Minimum
Defined contribution plans
Employer contribution as percentage of employees' salary	6.50%
Belgium | Maximum
Defined contribution plans
Employer contribution as percentage of employees' salary	8.50%
Bermuda
Defined contribution plans
Employer contribution as percentage of employees' salary	10.00%
Employee vesting period	2 years
Bermuda | Sirius Bermuda Insurance Company Ltd.
Defined contribution plans
Benefit plan expenses recognized	$ 0.5	0.6	0.5
Swisscanto plan | Switzerland | Minimum
Defined contribution plans
Employer share of total premium charges incurred, percent	60.00%
Employee share of total premium charges incurred, percent	30.00%
Swisscanto plan | Switzerland | Maximum
Defined contribution plans
Employer share of total premium charges incurred, percent	70.00%
Employee share of total premium charges incurred, percent	40.00%
Defined benefit plans
Defined contribution plans
Accumulated benefit obligation	$ 22.8	20.3	$ 17.5
Funded status at the end of year	$ (1.3)	$ (2.6)